Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Aggregate annual maturities on long-term debt obligations
2014	$ 9,849
2015	13,881
2016	11,554
2017	7,223
2018	9,488
Thereafter	3,972
Total	55,967
Unamortized Underwriting Fees	(105)	(112)
Unamortized Discount and Premium	(960)
Impacts due to Fair Value Hedge Accounting	428
Total long-term debt	55,330	58,973
Parent Company [Member]
Aggregate annual maturities on long-term debt obligations
2014	1,250
2015	0
2016	600
2017	1,500
2018	3,850
Thereafter	3,939
Total	11,139
Total long-term debt	10,354	9,570
American Express Centurion Bank [Member]
Aggregate annual maturities on long-term debt obligations
2014	0
2015	1,305
2016	0
2017	1,300
2018	125
Thereafter	1
Total	2,731
American Express Credit Corporation [Member]
Aggregate annual maturities on long-term debt obligations
2014	4,420
2015	7,010
2016	7,293
2017	1,500
2018	1,340
Thereafter	0
Total	21,563
American Express Bank, FSB [Member]
Aggregate annual maturities on long-term debt obligations
2014	0
2015	0
2016	0
2017	1,300
2018	0
Thereafter	0
Total	1,300
American Express Charge Trust II [Member]
Aggregate annual maturities on long-term debt obligations
2014	0
2015	0
2016	3,000
2017	0
2018	1,287
Thereafter	0
Total	4,287
American Express Lending Trust [Member]
Aggregate annual maturities on long-term debt obligations
2014	4,000
2015	5,423
2016	500
2017	1,623
2018	2,886
Thereafter	0
Total	14,432
Other Subsidiaries [Member]
Aggregate annual maturities on long-term debt obligations
2014	179
2015	143
2016	161
2017	0
2018	0
Thereafter	32
Total	$ 515